Statement of Additional Information

April 1, 2020

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund				Lord Abbett Core Fixed Income Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LABFX	R2	BLAQX	A	LCRAX	R2	LCRQX
C	BFLAX	R3	BLARX	C	LCRCX	R3	LCRRX
F	BLAFX	R4	BLASX	F	LCRFX	R4	LCRSX
F3	LOBFX	R5	BLATX	F3	LCROX	R5	LCRTX
I	LABYX	R6	BLAVX	I	LCRYX	R6	LCRVX
P	LABPX			P	LCRPX

Lord Abbett Multi-Asset Income Fund				Lord Abbett Core Plus Bond Fund
CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	ISFAX	R2	LIGQX	A	LAPLX	R2	LAPTX
C	ISFCX	R3	LIXRX	C	LAPCX	R3	LAPQX
F	LIGFX	R4	LIXSX	F	LPLFX	R4	LAPUX
F3	ISFOX	R5	LIXTX	F3	LOPLX	R5	LAPVX
I	ISFYX	R6	LIXVX	I	LAPIX	R6	LAPWX
P	ISFPX

Lord Abbett Convertible Fund				Lord Abbett Corporate Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LACFX	R2	LBCQX	A	LBCAX	R2	LCBQX
C	LACCX	R3	LCFRX	C	LBCCX	R3	LRCBX
F	LBFFX	R4	LCFSX	F	LCCFX	R4	LBCSX
F3	LOCFX	R5	LCFTX	F3	LBCOX	R5	LBCUX
I	LCFYX	R6	LCFVX	I	LICIX	R6	LBCVX
P	LCFPX

Lord Abbett Floating Rate Fund				Lord Abbett Short Duration Core Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LFRAX	R2	LFRRX	A	LDCAX	R2	LSCQX
C	LARCX	R3	LRRRX	C	LDCCX	R3	LDCRX
F	LFRFX	R4	LRRKX	F	LDCFX	R4	LSCSX
F3	LFROX	R5	LRRTX	F3	LSCOX	R5	LSCUX
I	LFRIX	R6	LRRVX	I	LSCIX	R6	LDCVX

Lord Abbett High Yield Fund				Lord Abbett Short Duration Income Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LHYAX	R2	LHYQX	A	LALDX	R2	LDLQX
C	LHYCX	R3	LHYRX	C	LDLAX	R3	LDLRX
F	LHYFX	R4	LHYSX	F	LDLFX	R4	LDLKX
F3	LHYOX	R5	LHYTX	F3	LOLDX	R5	LDLTX
I	LAHYX	R6	LHYVX	I	LLDYX	R6	LDLVX
P	LHYPX			P	N/A

Lord Abbett Income Fund				Lord Abbett Total Return Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LAGVX	R2	LAUQX	A	LTRAX	R2	LTRQX
C	LAUSX	R3	LAURX	C	LTRCX	R3	LTRRX
F	LAUFX	R4	LAUKX	F	LTRFX	R4	LTRKX
F3	LOGVX	R5	LAUTX	F3	LTROX	R5	LTRTX
I	LAUYX	R6	LAUVX	I	LTRYX	R6	LTRHX
P	N/A			P	LTRPX

Lord Abbett Inflation Focused Fund				Lord Abbett Ultra Short Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LIFAX	R2	LIFQX	A	LUBAX	I	LUBYX
C	LIFCX	R3	LIFRX	A1	LUSNX	R5	LUBVX
F	LIFFX	R4	LIFKX	F	LUBFX	R6	LUBWX
F3	LIFOX	R5	LIFTX	F3	LUBOX
I	LIFIX	R6	LIFVX

This SAI is not a prospectus. A prospectus may be obtained from your financial intermediary or from the Distributor at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI is divided into two Parts - Part I and Part II. Part I contains information that is particular to the Funds offered in this SAI, and should be read in conjunction with the prospectus for Lord Abbett Investment Trust, dated April 1, 2020, as supplemented from time to time. Part I includes information about the Funds, including investment policies, management fees paid by the Funds, and information about other fees applicable to and services provided to the Funds. Part II contains additional information that more generally applies to the Lord Abbett Funds.

Each Fund’s audited financial statements are incorporated into this SAI by reference to each Fund’s most recent annual report. Each Fund’s annual and semiannual reports to shareholders are available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your financial intermediary.

PART I

TABLE OF CONTENTS

PAGE

1.	GLOSSARY	1-1

2.	FUND INFORMATION	2-1

3.	INVESTMENT POLICIES	3-1

4.	FUND INVESTMENTS	4-1

5.	BOARD MEMBERS	5-1

6.	INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES	6-1

7.	PORTFOLIO MANAGER INFORMATION	7-1

8.	CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	8-1

9.	FINANCIAL STATEMENTS	9-1

1.
GLOSSARY

Lord Abbett Investment Trust: Investment Trust is comprised of the following Funds:

Lord Abbett Multi-Asset Balanced Opportunity Fund: Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Income Fund: Multi-Asset Income Fund

Lord Abbett Convertible Fund: Convertible Fund

Lord Abbett Core Fixed Income Fund: Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund: Core Plus Bond Fund

Lord Abbett Corporate Bond Fund: Corporate Bond Fund

Lord Abbett Floating Rate Fund: Floating Rate Fund

Lord Abbett High Yield Fund: High Yield Fund

Lord Abbett Income Fund: Income Fund

Lord Abbett Inflation Focused Fund: Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund: Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund: Short Duration Income Fund

Lord Abbett Total Return Fund: Total Return Fund

Lord Abbett Ultra Short Bond Fund: Ultra Short Bond Fund

Lord Abbett Funds are comprised of the following management investment companies:

Lord Abbett Affiliated Fund, Inc.: Affiliated Fund

Lord Abbett Bond Debenture Fund, Inc.: Bond Debenture Fund

Lord Abbett Credit Opportunities Fund: Credit Opportunities Fund

Lord Abbett Developing Growth Fund, Inc.: Developing Growth Fund

Lord Abbett Global Fund, Inc.: Global Fund

Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.: Mid Cap Stock Fund

Lord Abbett Municipal Income Fund, Inc.: Municipal Income Fund

Lord Abbett Research Fund, Inc.: Research Fund

Lord Abbett Securities Trust: Securities Trust

Lord Abbett Series Fund, Inc.: Series Fund

Lord Abbett Trust I, formerly Lord Abbett Equity Trust: Trust I

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.: Money Market Fund

Part I 1-1

1933 Act	Securities Act of 1933, as amended
1940 Act	Investment Company Act of 1940, as amended
Board	Board of Trustees
Board Member(s)	Trustee(s) of the Board
CDSC	Contingent deferred sales charge
CEA	Commodity Exchange Act, as amended
CPO	Commodity pool operator
Distributor	Lord Abbett Distributor LLC
Fund(s)	Each separate investment portfolio of Investment Trust
Fund(s)-of-Funds	Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund
Independent Board Member(s)	Trustee(s) of the Board who are not “interested persons” as defined in the 1940 Act, of each Fund
Interested Board Member(s)	Trustee(s) of the Board who are not Independent Board Members
Lord Abbett	Lord, Abbett & Co. LLC
Moody’s	Moody’s Investors Service, Inc.
NYSE	New York Stock Exchange
Registrant	Investment Trust
Rule 12b-1 Plan	Distribution and/or Shareholder Service Plan adopted under Rule 12b-1 (under the 1940 Act)
S&P	S&P Global Ratings
SAI	Statement of Additional Information
SEC	United States Securities and Exchange Commission
Underlying Funds	Affiliated mutual funds managed by Lord Abbett
Part I 1-2

2.
FUND INFORMATION

The Registrant is an open-end management investment company registered under the 1940 Act. All Funds are diversified within the meaning of the 1940 Act. The tables below set forth information about the Registrant’s organization and certain Funds’ name changes.

Registrant Organization

Registrant	Form of Organization	Date of Organization	Number of Funds	Shares Available for Issuance
Investment Trust	Delaware statutory trust	August 16, 1993	14	Unlimited

Fund Name Changes

Fund	Former Name	Effective Date of Name Change
Multi-Asset Balanced Opportunity Fund	Lord Abbett Balanced Strategy Fund	December 1, 2013
Multi-Asset Income Fund	Lord Abbett Diversified Income Strategy Fund	December 1, 2013

Portfolio Turnover

Fund	Fiscal Year 2018 Turnover Rate	Fiscal Year 2019 Turnover Rate
Convertible Fund	213%	161%
Core Fixed Income Fund	615%	836%
Core Plus Bond Fund	468%	598%
Total Return Fund	643%	736%

The changes in portfolio turnover over the last two fiscal years for each Fund included in the table above were primarily due to trading strategies employed by the Fund’s portfolio management team in response to market conditions and shareholder cash flow activity, and not reflective of a material change in the Fund’s principal investment strategies.

Part I 2-1

3.
INVESTMENT POLICIES

Fundamental Investment Restrictions. Each Fund’s investment objective cannot be changed without the approval of a “majority of the Fund’s outstanding shares,”1 except for the investment objective of each of Corporate Bond Fund and Short Duration Core Bond Fund, which may be changed by the Board without shareholder approval. Each Fund also is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of each Fund’s outstanding shares.

Each Fund may not:

1.	borrow money, except that (i) it may borrow from banks (as defined in the 1940 Act)[2] in amounts up to 33⅓% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the extent permitted by applicable law,[3] and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

2.	pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law);[4]

3.	engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

4.	with respect to Core Plus Bond Fund, Corporate Bond Fund, and Short Duration Core Bond Fund, make loans to other persons, except that (i) the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

with respect to Floating Rate Fund, make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan interests (including novations, assignments, and participations), bank certificates of deposit, acceptances, debentures, or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the Fund may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make

[1]	A “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

[2]	The term “bank” is defined in Section 2(a)(5) of the 1940 Act.

[3]	SEC staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

[4]	For the purpose of this restriction the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.
Part I 3-1

loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction;

with respect to Inflation Focused Fund, make loans to other persons, except that the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

with respect to each Fund except Core Plus Bond Fund, Floating Rate Fund, and Inflation Focused Fund, make loans to other persons, except that (i) the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, and (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

5.	buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies, which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a CPO under the CEA as, for example, with futures contracts);

6.	with respect to 75% of each Fund’s gross assets, buy securities of one issuer representing more than (i) 5% of each Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and for each of the Fund-of-Funds, securities issued by an investment company or (ii) 10% of the voting securities of such issuer;[5]

7.	with respect to Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund, and Short Duration Income Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry excluding securities of the U.S. Government, its agencies and instrumentalities;

8.	with respect to Corporate Bond Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry;

9.	with respect to Core Fixed Income Fund, Core Plus Bond Fund, Short Duration Core Bond Fund, and Total Return Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and mortgage-backed securities as described under “Mortgage-Related and other Asset-Backed Securities” below); or

10.	with respect to Ultra Short Bond Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and the financial services industry); or

[5]	For purposes of this fundamental investment restriction, the term “gross assets” means “total assets.”
Part I 3-2

11.	issue senior securities to the extent such issuance would violate applicable law.[6]

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first fundamental investment restriction, with which the Funds must comply on a continuous basis. For purposes of these restrictions, the Funds, with the exception of Ultra Short Bond Fund, do not consider mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, as representing interests in any particular industry or group of industries.

Non-Fundamental Investment Restriction. Each Fund also is subject to the following non-fundamental investment restriction that may be changed by the Registrant’s Board without shareholder approval.

Each Fund may not invest in securities issued by other investment companies as defined in the 1940 Act, except to the extent permitted by applicable law. A Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

[6]	Current federal securities laws prohibit each Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33⅓% of its total assets (including the amount borrowed).
Part I 3-3

4.
FUND INVESTMENTS

The following tables identify, for each Fund, the investment types and techniques that Lord Abbett may use in managing the Fund.  A more detailed description of these investment types and techniques, along with the risks associated with each, is contained in the “Additional Information on Portfolio Investments, Risks, and Techniques” section of Part II. A Fund may use any or all of these investment types and techniques indicated below at any one time, and the fact that a Fund may use a particular investment type or technique does not mean that it will be used. A Fund’s transactions in a particular investment type or use of a particular technique is subject to the limitations imposed by the Fund’s investment objective, policies, and restrictions described in the Fund’s prospectus and in this SAI, as well as the federal securities laws. A Fund may receive instruments or investments not contemplated herein through the conversion or exchange of a permissible investment or as a result of the reorganization or bankruptcy of the issuer of an otherwise permissible investment, and the Fund may hold or dispose of these instruments or investments at its discretion.

Please refer to the applicable prospectus and the fundamental and non-fundamental investment restrictions in the “Investment Policies” section of Part I for more information on any applicable limitations.

MULTI-ASSET FUNDS
Investment Type
	Multi-Asset Balanced Opp. Fund	Multi-Asset Income Fund
Bank Loans	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■
Convertible Securities	■	■
Synthetic Convertible Securities	■	■
Debt Securities	■	■
High-Yield Debt Securities	■	■
Municipal Bonds	■	■
Non-U.S. Gov’t and Supranational Debt Securities	■	■
U.S. Government Securities	■	■
Zero Coupon Bonds	■	■
Depositary Receipts	■	■
Derivatives	■	■
Commodity-Related Investments	■	■
Credit Default Swaps and Similar Instruments	■	■
Forward Contracts	■	■
Futures Contracts	■	■
Options Contracts	■	■
Swap Agreements	■	■
Equity Securities	■	■
Common Stocks	■	■
IPOs	■	■
Preferred Stocks	■	■
Warrants and Rights	■	■
Foreign Currency Transactions	■	■
Foreign Securities	■	■
Emerging Market Securities	■	■
Part I 4-1

MULTI-ASSET FUNDS
Investment Type
	Multi-Asset Balanced Opp. Fund	Multi-Asset Income Fund
Illiquid Securities	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	■	■
Other Investment Companies	■	■
REITs	■	■
Short Sales	■	■
Structured Notes and Other Hybrid Instruments	■	■

FIXED INCOME FUNDS
Investment Type
	Convert. Fund	Core Fixed Income Fund	Core Plus Bond Fund	Corporate Bond Fund
Bank Loans		■	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■	■	■
Convertible Securities	■	■	■
Synthetic Convertible Securities	■	■	■
Debt Securities	■	■	■	■
High-Yield Debt Securities	■	■	■	■*
Municipal Bonds	■	■	■	■
Non-U.S. Gov’t and Supranational Debt Securities		■	■	■
U.S. Government Securities	■	■	■	■
Zero Coupon Bonds	■	■	■	■
Depositary Receipts	■	■	■	■
Derivatives	■	■	■	■
Commodity-Related Investments
Credit Default Swaps and Similar Instruments	■	■	■	■
Forward Contracts	■	■	■	■
Futures Contracts	■	■	■	■
Options Contracts	■	■	■	■
Swap Agreements	■	■	■	■
Equity Securities	■
Common Stocks	■
IPOs	■
Preferred Stocks	■
Warrants and Rights	■
Foreign Currency Transactions	■	■	■	■
Foreign Securities	■	■	■	■
Emerging Market Securities	■	■	■	■
Illiquid Securities	■	■	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations		■	■	■
Other Investment Companies	■	■	■	■
REITs	■	■	■	■
Part I 4-2

FIXED INCOME FUNDS
Investment Type
	Convert. Fund	Core Fixed Income Fund	Core Plus Bond Fund	Corporate Bond Fund
Short Sales	■	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■	■

FIXED INCOME FUNDS
Investment Type
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund
Bank Loans	■	■	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■	■	■
Convertible Securities	■	■	■	■
Synthetic Convertible Securities	■	■	■	■
Debt Securities	■	■	■	■
High-Yield Debt Securities	■	■	■	■
Municipal Bonds	■	■	■	■
Non-U.S. Gov’t and Supranational Debt Securities		■	■	■
U.S. Government Securities	■	■	■	■
Zero Coupon Bonds	■	■	■	■
Depositary Receipts	■	■	■	■
Derivatives	■	■	■	■
Commodity-Related Investments				■
Credit Default Swaps and Similar Instruments	■	■	■	■
Forward Contracts	■	■	■	■
Futures Contracts	■	■	■	■
Options Contracts	■	■	■	■
Swap Agreements	■	■	■	■
Equity Securities	■	■	■	■
Common Stocks		■
IPOs	■	■
Preferred Stocks		■	■	■
Warrants and Rights		■	■	■
Foreign Currency Transactions	■	■	■	■
Foreign Securities	■	■	■	■
Emerging Market Securities	■	■	■	■
Illiquid Securities	■	■	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	■	■	■	■
Other Investment Companies	■	■	■	■
REITs	■	■	■	■
Short Sales	■	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■	■
Part I 4-3

FIXED INCOME FUNDS
Investment Type
	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Bank Loans	■	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■	■	■
Convertible Securities		■	■
Synthetic Convertible Securities		■	■
Debt Securities	■	■	■	■
High-Yield Debt Securities	■*	■	■	■*
Municipal Bonds	■	■	■	■
Non-U.S. Gov’t and Supranational Debt Securities	■	■	■	■
U.S. Government Securities	■	■	■	■
Zero Coupon Bonds	■	■	■	■
Depositary Receipts	■	■	■
Derivatives	■	■	■	■
Commodity-Related Investments
Credit Default Swaps and Similar Instruments	■	■	■	■
Forward Contracts	■	■	■	■
Futures Contracts	■	■	■	■
Options Contracts	■	■	■	■
Swap Agreements	■	■	■	■
Equity Securities		■	■
Common Stocks
IPOs
Preferred Stocks		■	■
Warrants and Rights		■	■
Foreign Currency Transactions	■	■	■
Foreign Securities	■	■	■	■
Emerging Market Securities	■	■	■	■
Illiquid Securities	■	■	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	■	■	■	■
Other Investment Companies	■	■	■	■
REITs	■	■	■	■
Short Sales	■	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■	■

*	Each of Corporate Bond Fund, Short Duration Core Bond Fund, and Ultra Short Bond Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if it purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded.

Related Additional Investment Restrictions

In addition to the principal investment strategies (and related restrictions) discussed in each Fund’s prospectus, each Fund may use other investment techniques in seeking to achieve its investment objective, as set forth in the table above. The applicable investment restrictions associated with such other investment techniques are set forth

Part I 4-4

below. Please see “Additional Information on Portfolio Investments, Risks, and Techniques” in Part II of the SAI for more information on these and the other investment techniques that may be used by each Fund.

Borrowing Money. Each Fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund may be more volatile and other investment risks will tend to be compounded. The Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Each Fund may engage in other transactions that may have the effect of creating leverage in the Fund’s portfolio, including, by way of example, derivatives transactions and reverse repurchase agreements. A Fund will generally not treat such transactions as borrowings of money.

Direct Investments by Funds-of-Funds. In addition to its investment in shares of Underlying Funds, and unless expressly prohibited or permitted in excess of the limitations described in this sentence, each of the Funds-of-Funds may pursue its investment strategy by investing up to 5% of its net assets directly in securities (other than shares of an Underlying Fund) and non-securities consistent with its respective investment objectives, policies, and restrictions.

The Underlying Funds of each Fund-of-Funds are listed in “Appendix B: Underlying Funds of the Funds-of-Funds” of the Fund-of-Fund’s prospectus. Please refer to Appendix B and each Underlying Fund’s prospectus for information about the applicable investment restrictions of the Underlying Funds.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security is a security that a Fund reasonably expects cannot be sold or disposed of in then-current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. In determining the liquidity of an investment, a Fund may consider, among other things, the relevant market, trading and investment specific considerations of the security, including anticipated trading sizes.

Municipal Securities. High Yield Fund may invest up to 20% of its net assets in municipal bonds that, at the time of purchase, are rated investment grade or below investment grade by an independent rating agency or are unrated but determined by Lord Abbett to be of comparable quality.

Options. Each Fund may purchase and sell (write) exchange-listed or over-the-counter put and call options. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which are a form of borrowing. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security at an agreed upon price on an agreed upon date. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Each Fund’s investments in reverse repurchase agreements will not exceed 20% of that Fund’s net assets.

Foreign Currency Options. Floating Rate Fund may invest up to 10% of its net assets in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase.

Spot Transactions. Core Fixed Income Fund may invest up to 5% of its net assets in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Assignments and Participations in Senior Loans. To the extent a Fund invests in participations with respect to senior loans, the Fund intends to acquire participations only if the group of loan investors selling the participation,

Part I 4-5

and any other persons interpositioned between the Fund and the group of loan investors, at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody’s) or comparably rated by another independent rating agency or determined by Lord Abbett to be of comparable quality. Similarly, a Fund will purchase an assignment or participation or act as a loan investor with respect to a syndicated senior loan only where the agent, typically a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution, that is originating, negotiating, and structuring the senior loan for a group of loan investors, at the time of investment, has outstanding debt or deposit obligations rated investment grade by an independent rating agency or determined by Lord Abbett to be of comparable quality. For more information, please see “Additional Information on Portfolio Investments, Risks, and Techniques – Senior Loans” section of Part II.

When-Issued or Forward Transactions. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. When-issued purchases and forward transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. Each Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

Part I 4-6

5.
BOARD MEMBERS

The Board Members of the Registrant are also Board Members of each of the Lord Abbett Funds, which collectively consist of 57 funds. For more information on the Board Members, please see the “Management of the Funds” section of Part II.

Compensation

The following table sets forth the compensation accrued by the Registrant for the Independent Board Members and the total compensation paid by all Lord Abbett Funds to the Independent Board Members, including amounts payable but deferred at the option of each Independent Board Member. No Interested Board Member or officer of the Lord Abbett Funds received any compensation from the Funds for acting as a Board Member or officer. The Lord Abbett Funds currently do not offer a bonus, pension, profit-sharing, or retirement plan.

Board Members	For the Fiscal Year Ended November 30, 2019 Aggregate Compensation Accrued by the Registrant[1]	Total Compensation Paid by the Lord Abbett Funds[2]
Eric C. Fast[3]	$250,288	$348,250
Evelyn E. Guernsey	292,764	408,250
Julie A. Hill	265,325	369,250
Kathleen M. Lutito	251,561	350,250
James M. McTaggart	255,329	356,250
Charles O. Prince[4]	78,919	123,250
Karla M. Rabusch	255,379	356,250
Mark A. Schmid	255,379	356,250
James L.L. Tullis	355,241	495,250

[1]	Independent Board Members’ fees, including attendance fees for Board and committee meetings, are allocated among all Lord Abbett Funds based on the net assets of each Fund. A portion of the fees payable by each Fund to its Independent Board Members may be deferred at the option of a Board Member under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Board Members. In addition, $25,000 of each Board Member’s retainer must be deferred and is deemed invested in shares of the Funds and other Lord Abbett Funds under the equity-based plan. The total deferred amounts for Mr. Fast, Ms. Guernsey, Ms. Hill, Ms. Lutito, Mr. McTaggart, Mr. Prince, Ms. Rabusch, Mr. Schmid, and Mr. Tullis are $250,288, $18,115, $55,822, $251,561, $144,920, $52,195, $255,379, $255,379, and $205,751, respectively.

[2]	The second column shows total compensation, including the types of compensation described in the “For the Fiscal Year Ended November 30, 2019 Aggregate Compensation Accrued by the Registrant” column, accrued by all Lord Abbett Funds during the year ended December 31, 2019, including fees Independent Board Members have chosen to defer.

[3]	Mr. Fast retired from the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective January 30, 2020.

[4]	Mr. Prince was appointed to the Board of Trustees of Lord Abbett Credit Opportunities Fund and elected to the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective September 12, 2019.
Part I 5-1

Fund Ownership

The following table sets forth certain information about the dollar range of equity securities beneficially owned by each Board Member in the Registrant and all other Lord Abbett Funds as of December 31, 2019. The amounts shown include deferred compensation (including interest) to the Board Members deemed invested in Fund shares. The amounts ultimately received by the Board Members under the deferred compensation plan will be directly linked to the investment performance of the Lord Abbett Funds.

Dollar Range of Equity Securities

Board Members	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund	Convertible Fund	Core Fixed Income Fund

Interested Director/Trustee
Douglas B. Sieg	$10,001-$50,000	None	None	None
Independent Director/Trustee
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Julie A. Hill	$50,001-$100,000	$10,001-$50,000	$1-$10,000	$1-$10,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
James M. McTaggart	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Charles O. Prince[1]	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Karla M. Rabusch	$1-$10,000	$1-$10,000	Over $100,000	$1-$10,000
Mark A. Schmid	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
James L.L. Tullis	$10,001-$50,000	$1-$10,000	$1-$10,000	$1-$10,000

Dollar Range of Equity Securities

Board Members	Core Plus Bond Fund	Corporate Bond Fund	Floating Rate Fund	High Yield Fund

Interested Director/Trustee
Douglas B. Sieg	None	None	None	$50,001-$100,000
Independent Director/Trustee
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
Julie A. Hill	$1-$10,000	$1-$10,000	$50,001-$100,000	$10,001-$50,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
James M. McTaggart	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
Charles O. Prince[1]	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Karla M. Rabusch	$1-$10,000	$1-$10,000	Over $100,000	Over $100,000
Mark A. Schmid	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis	$1-$10,000	$1-$10,000	$10,001-$50,000	$10,001-$50,000
Part I 5-2

Dollar Range of Equity Securities

Board Members	Income Fund	Inflation Focused Fund	Short Duration Core Bond Fund	Short Duration Income Fund

Interested Director/Trustee
Douglas B. Sieg	None	None	None	$50,001-$100,000
Independent Director/Trustee
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	$1-$10,000	$50,001-$100,000
Julie A. Hill	$10,001-$50,000	$1-$10,000	$10,001-$50,000	Over $100,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000
James M. McTaggart	$1-$10,000	$1-$10,000	$1-$10,000	$50,001-$100,000
Charles O. Prince[1]	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Karla M. Rabusch	Over $100,000	$1-$10,000	$1-$10,000	Over $100,000
Mark A. Schmid	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000

Dollar Range of Equity Securities

Board Members	Total Return Fund	Ultra Short Bond Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett Funds

Interested Director/Trustee
Douglas B. Sieg	$50,001-$100,000	$50,001-$100,000	Over $100,000
Independent Director/Trustee
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$10,001-$50,000	$1-$10,000	Over $100,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	Over $100,000
James M. McTaggart	$1-$10,000	$1-$10,000	Over $100,000
Charles O. Prince[1]	$1-$10,000	$1-$10,000	$50,001-$100,000
Karla M. Rabusch	$1-$10,000	$1-$10,000	Over $100,000
Mark A. Schmid	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis	$1-$10,000	$1-$10,000	Over $100,000

[1]	Mr. Prince was appointed to the Board of Trustees of Lord Abbett Credit Opportunities Fund and elected to the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective September 12, 2019.

Committee Meetings

The following table sets forth the number of times each committee of the Board met during the most recent fiscal year:

Fiscal Year Ended	Audit Committee	Proxy Committee	Nominating and Governance Committee	Contract Committee	Compensation Committee[1]
November 30, 2019	4	1	7	7	N/A
[1]	The Compensation Committee is newly organized and did not meet during the most recent fiscal year.
Part I 5-3

6.
INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES

For more information on Lord Abbett, please see the “Investment Adviser” section of Part II.

Lord Abbett is each Fund’s investment adviser. Lord Abbett is a privately held investment adviser. Lord Abbett’s address is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreements between Lord Abbett and Investment Trust, on behalf of each Fund, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is allocated to each class of shares based upon the relative proportion of each Fund’s net assets represented by that class.

For certain Funds, Lord Abbett has contractually agreed to waive its fees and reimburse expenses. These agreements may be terminated only by the Funds’ Board.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, Rule 12b-1 Plan expenses, Independent Board Members’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Management Fee Rates

The management fee is accrued daily, payable monthly, and calculated at the following annual rates:

Multi-Asset Balanced Opportunity Fund Multi-Asset Income Fund	0.10%
Convertible Fund
First $1 billion	0.70%
Next $1 billion	0.60%
Over $2 billion	0.57%
Core Fixed Income Fund
First $1 billion	0.24%
Next $1 billion	0.21%
Over $2 billion	0.20%
Core Plus Bond Fund and Total Return Fund
First $4 billion	0.28%
Next $11 billion	0.26%
Over $15 billion	0.25%
Corporate Bond Fund
First $2 billion	0.40%
Over $2 billion	0.35%
Floating Rate Fund
First $1 billion	0.50%
Over $1 billion	0.45%
Part I 6-1

High Yield Fund
First $1 billion	0.60%
Next $1 billion	0.55%
Over $2 billion	0.50%
Income Fund
First $3 billion	0.38%
Next $7 billion	0.35%
Over $10 billion	0.34%
Inflation Focused Fund
First $2 billion	0.30%
Next $3 billion	0.28%
Over $5 billion	0.26%
Short Duration Core Bond Fund
First $1 billion	0.30%
Next $1 billion	0.25%
Over $2 billion	0.20%
Short Duration Income Fund
First $1 billion	0.35%
Next $1 billion	0.30%
Over $2 billion	0.25%
Ultra Short Bond Fund	0.17%

Management Fees Paid to Lord Abbett

The following tables set forth the management fees each Fund paid to Lord Abbett (taking into account any management fee waivers) for the last three fiscal years ended November 30th:

	2017
	Gross Management Fees	Management Fees Waived	Net Management Fees
Multi-Asset Balanced Opportunity Fund	$1,872,702	$0	$1,872,702
Multi-Asset Income Fund	1,705,711	0	1,705,711
Convertible Fund	4,931,509	(28,128)	4,903,381
Core Fixed Income Fund[1]	5,391,769	(2,445,885)	2,945,884
Core Plus Bond Fund[1]	53,381	(53,381)	0
Corporate Bond Fund[2]	13,989	(13,989)	0
Floating Rate Fund	52,310,678	0	52,310,678
High Yield Fund	34,428,414	0	34,428,414
Income Fund[4]	9,616,235	(2,177,313)	7,438,922
Inflation Focused Fund[3]	4,459,284	(631,612)	3,827,672
Short Duration Core Bond Fund[2]	11,687	(11,687)	0
Short Duration Income Fund	101,866,001	0	101,866,001
Total Return Fund[1]	13,297,757	(3,865,404)	9,432,353
Ultra Short Bond Fund[5]	1,203,055	(656,925)	546,130
Part I 6-2

	2018
	Gross Management Fees	Management Fees Waived	Net Management Fees
Multi-Asset Balanced Opportunity Fund	$1,724,271	$0	$1,724,271
Multi-Asset Income Fund	1,585,012	0	1,585,012
Convertible Fund	6,375,034	0	6,375,034
Core Fixed Income Fund[1]	3,668,857	(841,635)	2,827,222
Core Plus Bond Fund[1]	45,326	(45,326)	0
Corporate Bond Fund[2]	24,855	(24,855)	0
Floating Rate Fund	61,767,716	0	61,767,716
High Yield Fund	35,660,503	0	35,660,503
Income Fund[4]	9,168,647	(736,063)	8,432,584
Inflation Focused Fund[3]	4,376,333	(100,184)	4,276,149
Short Duration Core Bond Fund[2]	28,613	(28,613)	0
Short Duration Income Fund	102,737,062	0	102,737,062
Total Return Fund[1]	11,907,768	(1,557,048)	10,350,720
Ultra Short Bond Fund[5]	12,262,168	(5,496,897)	6,765,271

	2019
	Gross Management Fees	Management Fees Waived	Net Management Fees
Multi-Asset Balanced Opportunity Fund	$1,932,765	$0	$1,932,765
Multi-Asset Income Fund	1,342,840	0	1,342,840
Convertible Fund	5,271,333	0	5,271,333
Core Fixed Income Fund[1]	2,932,642	0	2,932,642
Core Plus Bond Fund[1]	210,610	(210,610)	0
Corporate Bond Fund[2]	26,729	(26,729)	0
Floating Rate Fund	52,503,812	0	52,503,812
High Yield Fund	35,258,335	0	35,258,335
Income Fund[4]	8,899,224	0	8,899,224
Inflation Focused Fund[3]	3,665,132	0	3,665,132
Short Duration Core Bond Fund[2]	70,655	(70,655)	0
Short Duration Income Fund	122,164,326	0	122,164,326
Total Return Fund[1]	10,776,093	0	10,776,093
Ultra Short Bond Fund[5]	33,955,614	(11,327,153)	22,628,461

[1]	Before April 1, 2018, the management fees for Core Fixed Income Fund, Core Plus Bond Fund, and Total Return Fund were calculated at the following annual rates:
0.45% on the first $1 billion of average daily net assets;
0.40% on the next $1 billion of average daily net assets; and
0.35% on the Fund’s average daily net assets over $2 billion.

[2]	Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

[3]	Before April 1, 2018, the management fee for Inflation Focused Fund was calculated at the following annual rates:
0.40% on the first $2 billion of average daily net assets;
0.375% on the next $3 billion of average daily net assets; and
0.35% on the Fund’s average daily net assets over $5 billion.

[4]	Before April 1, 2018, the management fee for Income Fund was calculated at the following annual rates:
0.50% on the first $2.5 billion of average daily net assets;
0.40% on the next $1.5 billion of average daily net assets; and
0.38% on the Fund’s average daily net assets over $4 billion.

[5]	Before April 1, 2020, the management fee for Ultra Short Bond Fund was calculated at 0.20%.
Part I 6-3

Contractual Fee Waivers and Expense Limitations

Lord Abbett has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent necessary to limit each Fund’s total net annual operating expenses (excluding certain expenses such as fees under a Rule 12b-1 Plan and acquired fund fees and expenses) to the annual rates set forth in the following table.

	Contract Period	Class A1	Class F3 and R6	All Other Share Classes
Core Plus Bond Fund	April 1, 2020 - March 31, 2021	N/A	0.39%	0.48%
Corporate Bond Fund	April 1, 2020 - March 31, 2021	N/A	0.45%	0.48%
Short Duration Core Bond Fund	April 1, 2020 - March 31, 2021	N/A	0.34%	0.40%
Ultra Short Bond Fund	July 31, 2019 – March 31, 2021	0.27%	N/A	N/A

As to Core Fixed Income Fund and Total Return Fund, for the period from April 1, 2020 through March 31, 2021, Lord Abbett has contractually agreed to waive each Fund’s Class I shareholder servicing expenses at the annual rate of 0.04% of the Fund’s average daily net assets.

Administrative Services Fees Paid to Lord Abbett

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Funds. The following table sets forth the administrative services fees each Fund paid to Lord Abbett for the last three fiscal years ended November 30th:

	2017	2018	2019
Multi-Asset Balanced Opportunity Fund	$749,080	$689,708	$773,106
Multi-Asset Income Fund	682,284	634,005	537,136
Convertible Fund	281,800	364,288	301,219
Core Fixed Income Fund	489,177	476,762	501,456
Core Plus Bond Fund	4,745	5,377	30,087
Corporate Bond Fund[1]	1,399	2,485	2,673
Floating Rate Fund	4,605,394	5,446,019	4,622,561
High Yield Fund	2,634,273	2,732,840	2,700,667
Income Fund	769,299	874,386	936,760
Inflation Focused Fund	445,928	531,531	488,684
Short Duration Core Bond Fund[1]	1,558	3,815	9,421
Short Duration Income Fund	16,058,560	16,197,930	19,306,292
Total Return Fund	1,348,315	1,503,324	1,539,918
Ultra Short Bond Fund	240,611	2,452,434	6,791,123

[1]	Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

Distributor

For additional information on the Distributor, please see the “Investment Advisory and Other Services, Fees, and Expenses – Distributor” section of Part II. The Distributor received no other compensation (including compensation on redemption and repurchase and brokerage commissions in connections with Fund transactions) apart from that reflected below.

The following table sets forth the net sales charge received (after allowance of a portion of the sales charge to independent dealers) by the Distributor, as the Registrant’s principal underwriter, for the last three fiscal years ended November 30th:

	2017	2018	2019
Gross sales charge	$19,868,232	$13,356,192	$17,055,584
Amount allowed to dealers	17,062,974	11,537,937	14,729,569
Net commissions received by the Distributor	2,805,258	1,818,255	2,326,015
Part I 6-4

The following table sets forth the CDSC received by the Distributor for the last three fiscal years ended November 30th:

	2017	2018	2019
CDSC received by the Distributor	$3,193,110	$2,464,594	$1,960,174

Rule 12b-1 Plan

For additional information, please see the “Investment Advisory and Other Services, Fees, and Expenses – Rule 12b-1 Plan” section of Part II.

The following table sets forth the amounts paid by each applicable class of each Fund to the Distributor pursuant to the Rule 12b-1 Plan for the fiscal year ended November 30, 2019:

	Class A	Class A1	Class C	Class F
Multi-Asset Balanced Opportunity Fund	$3,814,310	$0	$2,698,459	$57,238
Multi-Asset Income Fund	1,704,341	0	3,762,647	206,963
Convertible Fund	272,701	0	342,114	169,549
Core Fixed Income Fund	892,477	0	343,592	161,876
Core Plus Bond Fund	26,317	0	13,170	56,081
Corporate Bond Fund	1,083	0	2,721	2,283
Floating Rate Fund	5,775,265	0	11,775,650	5,044,547
High Yield Fund	2,339,036	0	3,235,630	2,082,290
Income Fund	1,848,746	0	1,361,678	500,328
Inflation Focused Fund	265,155	0	325,775	352,466
Short Duration Core Bond Fund	13,334	0	16,949	11,078
Short Duration Income Fund	19,514,221	0	39,976,407	19,598,342
Total Return Fund	2,425,050	0	988,339	919,636
Ultra Short Bond Fund	13,380,572	348	0	6,281,676

	Class P	Class R2	Class R3	Class R4
Multi-Asset Balanced Opportunity Fund	$2,504	$3,492	$186,849	$20,655
Multi-Asset Income Fund	0	752	101,438	5,633
Convertible Fund	294	406	46,129	193
Core Fixed Income Fund	0	3,499	60,969	15,413
Core Plus Bond Fund	0	169	202	71
Corporate Bond Fund	0	160	255	67
Floating Rate Fund	0	9,571	268,453	30,819
High Yield Fund	536	77,014	560,717	255,847
Income Fund	0	8,647	259,850	18,138
Inflation Focused Fund	0	721	508	6,344
Short Duration Core Bond Fund	0	155	326	65
Short Duration Income Fund	0	116,376	1,707,306	318,823
Total Return Fund	2,674	26,925	507,190	163,411
Ultra Short Bond Fund	0	0	0	0
Part I 6-5

Brokerage Commissions

The Funds’ policy with respect to portfolio transactions and brokerage is set forth under the “Brokerage Allocation and Other Practices” section of Part II.

Brokerage Commissions Paid to Independent Broker-Dealer Firms. The following table sets forth the total brokerage commissions on transactions of securities each Fund paid to independent broker-dealer firms for the last three fiscal years ended November 30th:

	2017	2018	2019
Multi-Asset Balanced Opportunity Fund	$37,364	$51,374	34,284
Multi-Asset Income Fund	31,475	28,733	27,615
Convertible Fund	433,855	497,468	242,129
Core Fixed Income Fund	11,653	18,195	28,075
Core Plus Bond Fund	280	373	2,759
Corporate Bond Fund[1]	414	381	316
Floating Rate Fund	397,278	471,633	1,012,815
High Yield Fund	1,757,168	1,697,980	1,254,637
Income Fund	58,585	62,139	62,440
Inflation Focused Fund	40,536	46,337	49,375
Short Duration Core Bond Fund[1]	94	163	452
Short Duration Income Fund	622,780	537,757	549,034
Total Return Fund	46,212	79,040	81,072
Ultra Short Bond Fund	N/A	N/A	N/A

[1]	Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

The amount of brokerage commissions paid by a Fund may change from year to year because of changing asset levels, shareholder activity, and portfolio turnover, among other factors.

In addition to the purchase of research services through “commission sharing arrangements,” Lord Abbett purchased third party research services with its own resources during the past three fiscal years ended November 30th.

The following table sets forth the amount of portfolio transactions directed by each Fund to broker-dealers that provided research services for the fiscal year ended November 30, 2019, for which the Fund paid the brokerage commissions indicated:

	Transactions	Commissions
Multi-Asset Balanced Opportunity Fund	$0	$0
Multi-Asset Income Fund	0	0
Convertible Fund	381,333,291	156,567
Core Fixed Income Fund	0	0
Core Plus Bond Fund	0	0
Corporate Bond Fund	0	0
Floating Rate Fund	446,386,793	489,252
High Yield Fund	1,876,846,727	772,039
Income Fund	0	0
Inflation Focused Fund	0	0
Short Duration Core Bond Fund	0	0
Short Duration Income Fund	0	0
Total Return Fund	0	0
Ultra Short Bond Fund	0	0
Part I 6-6

Regular Broker-Dealers

During the fiscal year ended November 30, 2019, each Fund acquired securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 under the 1940 Act, that derived, or have a parent that derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser, as follows:

	Regular Broker or Dealer	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
Multi-Asset Balanced Opportunity Fund	None	None
Multi-Asset Income Fund	None	None
Convertible Fund	J.P. Morgan Chase & Co.	$3,425,760
	Wells Fargo Securities LLC	13,532,740
Core Fixed Income Fund	Bank of America/Merrill Lynch	$16,085,363
	Barclays	5,060,873
	Citigroup Global Markets Inc.	13,831,445
	Goldman, Sachs & Co.	6,522,020
	JPMorgan Chase & Co.	27,468,876
	Morgan Stanley Wealth Management	12,692,084
	Wells Fargo Securities, LLC	16,180,869
Core Plus Bond Fund	Bank of America/Merrill Lynch	$1,409,100
	Citigroup Global Markets Inc.	1,861,908
	Goldman, Sachs & Co.	7,235,639
	J.P. Morgan Securities LLC	4,488,260
	Morgan Stanley	654,374
	Wells Fargo Securities, LLC	1,892,653
Corporate Bond Fund	Barclays Capital Inc.	$175,169
	Citigroup Global Markets Inc.	143,460
	Goldman, Sachs & Co.	59,134
	J.P. Morgan Securities LLC	169,858
	Morgan Stanley & Co. LLC Toronto-Dominion Bank	125,979 64,726
	Wells Fargo Securities, LLC	67,006
Floating Rate Fund	None	None
High Yield Fund	Genworth Holdings Inc. Credit Suisse Group AG Morgan Stanley Capital Trust	$10,482,127 11,567,901 102,627
Income Fund	Bank of America/Merrill Lynch	$25,673,000
	Barclays Capital Inc.	3,166,374
	Citigroup Global Markets Inc.	22,841,306
	Fidelity National Financial Group Goldman, Sachs & Co.	6,285,424 18,669,849
	J.P. Morgan Securities LLC	1,825,871
	Morgan Stanley Wealth Management	7,918,586
	Wells Fargo	14,524,311
Inflation Focused Fund	Bank of America/Merrill Lynch	$3,520,176
	Barclays Capital Inc.	7,166,444
	Citigroup Global Markets Inc.	11,536,527
	Goldman, Sachs & Co.	29,158,603
	J.P. Morgan Securities LLC	41,413,247
	Morgan Stanley	9,280,599
Part I 6-7

	Regular Broker or Dealer	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
	Wells Fargo Securities, LLC	8,292,385
Short Duration Core Bond Fund	Bank of America/Merrill Lynch	$510,748
	Barclays Capital Inc.	89,194
	Citigroup Global Markets Inc.	400,869
	Goldman, Sachs & Co.	1,626,507
	J.P. Morgan Securities LLC	1,341,564
	Morgan Stanley	763,066
	Wells Fargo	177,032
Short Duration Income Fund	Bank of America/Merrill Lynch	$352,082,768
	Barclays Capital Inc.	396,723,623
	Citigroup Global Markets Inc.	590,425,944
	Goldman, Sachs & Co.	1,400,779,059
	J.P. Morgan Securities LLC	1,917,833,200
	Morgan Stanley	532,191,548
	UBS	686,183,359
	Wells Fargo Securities, LLC	608,469,212
Total Return Fund	Bank of America/Merrill Lynch	$39,179,522
	Citigroup Global Markets Inc.	34,737,373
	Goldman, Sachs & Co.	18,348,560
	JP Morgan Chase	76,506,774
	Morgan Stanley Wealth Management	32,964,419
	UBS AG	23,636,120
	Wells Fargo Securities, LLC	43,883,241
Ultra Short Bond Fund	Bank of America/Merrill Lynch	$481,763,164
	Barclays Capital Inc.	25,814,984
	Citigroup Global Markets Inc.	553,762,096
	Goldman, Sachs & Co.	559,336,203
	J.P. Morgan Securities LLC	480,727,394
	Mitsubishi UFJ Financial Grp, Inc.	19,294,201
	Morgan Stanley Wealth Management	562,740,472
	Royal Bank of Canada	143,117,588
	UBS Financial Services Inc.	89,529,945
	Wells Fargo Securities, LLC	573,970,143
Part I 6-8

7.
PORTFOLIO MANAGER INFORMATION

Other Accounts Managed

The following table sets forth information about the other accounts managed by the Funds’ portfolio managers as of each Fund’s fiscal year ended November 30, 2019 (or another date, if indicated). For more information, please see the “Portfolio Management Information” section of Part II. The data shown below are approximate.

Included in the Registered Investment Companies category are those U.S.-registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett.

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Multi-Asset Balanced Opportunity Fund
Giulio Martini	2	1,171.8	0	0	0	0
Robert A. Lee	17	27,203.5	31	5,064.3	503	10,799.7[1,2]
Jeffrey O. Herzog	2	1,171.8	0	0	0	0
David B. Ritt	2	1,171.8	0	0	0	0

Multi-Asset Income Fund
Giulio Martini	2	2,467.8	0	0	0	0
Robert A. Lee	17	28,499.4	31	5064.3	503	10,799.7[1,2]
Jeffrey O. Herzog	2	2,467.8	0	0	0	0
David B. Ritt	2	2,467.8	0	0	0	0

Convertible Fund
Alan R. Kurtz	0	0	0	0	2,103	690.5

Core Fixed Income Fund
Kewjin Yuoh	17	33,778.5	15	3,546.3	496	9,482.2[1]
Robert A. Lee	17	28,685.8	31	5,064.3	503	10,799.7[1,2]
Andrew H. O’Brien	14	33,449.4	15	3,546.3	496	9,482.2[1]

Core Plus Bond Fund
Kewjin Yuoh	17	34,246.1	15	3,546.3	496	9,482.2[1]
Robert A. Lee	17	29,153.4	31	5,064.3	503	10,799.7[1,2]
Andrew H. O’Brien	14	33,917.0	15	3,546.3	496	9,482.2[1]
Steven F. Rocco	15	25,268.8	32	5,016.3	484	9,438.5[1,2]

Corporate Bond Fund
Andrew H. O’Brien	14	33,940.6	15	3,546.3	496	9,482.2[1]
Kewjin Yuoh	17	34,269.7	15	3,546.3	496	9,482.2[1]
Yoana N. Koleva	2	12,965.8	1	1,007.8	1	55.9
Eric P. Kang	1	1,052.7	0	0	0	0
Part I 7-1

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)

Floating Rate Fund
Jeffery D. Lapin	2	55.9	7	194.0	2	70.7
Kearney M. Posner	0	0	7	194.0	2	70.7
Robert A. Lee	17	26,721.3	31	5,064.3	503	10,799.7[1,2]
Steven F. Rocco	15	22,836.7	32	5,016.3	484	9,438.5[1,2]

High Yield Fund
Steven F. Rocco	15	24,078.1	32	5,016.3	484	9,438.5[1,2]
Robert A. Lee	17	27,962.7	31	5,064.3	503	10,799.7[1,2]
Christopher Gizzo	3	6,370.1	12	2,581.2	14	2,289.6[2]

Income Fund
Andrew H. O’Brien	14	32,888.7	15	3,546.3	496	9,482.2[1]
Robert A. Lee	17	28,125.1	31	5,064.3	503	10,799.7[1,2]
Kewjin Yuoh	17	33,217.8	15	3,546.3	496	9,482.2[1]
Steven F. Rocco	15	24,240.5	32	5,016.3	484	9,438.5[1,2]
Yoana N. Koleva	2	11,913.9	1	1,007.8	1	55.9
Eric P. Kang	1	0.8	0	0	0	0

Inflation Focused Fund
Kewjin Yuoh	17	34,161.1	15	3,546.3	496	9,482.2[1]
Robert A. Lee	17	29,068.4	31	5,064.3	503	10,799.7[1,2]
Andrew H. O’Brien	14	33,832.0	15	3,546.3	496	9,482.2[1]
Steven F. Rocco	15	25,183.8	32	5,016.3	484	9,438.5[1,2]
Hyun Lee	1	273.2	0	0	0	0

Short Duration Core Bond Fund
Kewjin Yuoh	17	34,262.5	15	3,546.3	496	9,482.2[1]
Andrew H. O’Brien	14	33,933.4	15	3,546.3	496	9,482.2[1]

Short Duration Income Fund
Andrew H. O’Brien	14	22,271.2	15	3,546.3	496	9,482.2[1]
Robert A. Lee	17	17,507.6	31	5,064.3	503	10,799.7[1,2]
Kewjin Yuoh	17	22,600.3	15	3,546.3	496	9,482.2[1]
Steven F. Rocco	15	13,622.9	32	5,016.3	484	9,438.5[1,2]

Total Return Fund
Kewjin Yuoh	17	32,996.7	15	3,546.3	496	9,482.2[1]
Robert A. Lee	17	27,904.0	31	5,064.3	503	10,799.7[1,2]
Andrew H. O’Brien	14	32,667.6	15	3,546.3	496	9,482.2[1]
Steven F. Rocco	15	24,019.3	32	5,016.3	484	9,438.5[1,2]

Ultra Short Bond Fund
Yoana N. Koleva	2	1,053.4	1	1,007.8	1	55.9
Andrew H. O’Brien	14	22,028.3	15	3,546.3	496	9,482.2[1]

Part I 7-2

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Kewjin Yuoh	17	22,357.4	15	3,546.3	496	9,482.2[1]
Adam C. Castle	0	0	1	1,007.8	1	55.9

[1]	Includes $614.4 million for which Lord Abbett provides investment models to managed account sponsors.

[2]	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $227.8 million in assets.

Holdings of Portfolio Managers

The following table indicates the dollar range of securities beneficially owned by each portfolio manager in the Fund(s) he or she manages, as of November 30, 2019 (or another date, if indicated). This table includes the value of securities beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Ownership of Securities	Aggregate Dollar Range of Securities
Multi-Asset Balanced Opportunity Fund*
Giulio Martini	Over $1,000,000
Robert A. Lee	$100,001-$500,000
Jeffrey O. Herzog	$10,001-$50,000
David B. Ritt	$100,001-$500,000

Multi-Asset Income Fund*
Giulio Martini	$0
Robert A. Lee	$100,001-$500,000
Jeffrey O. Herzog	$0
David B. Ritt	$0

Convertible Fund*
Alan R. Kurtz	$500,001-$1,000,000

Core Fixed Income Fund*
Kewjin Yuoh	$1-$10,000
Robert A. Lee	$100,001-$500,000
Andrew H. O’Brien	$1-$10,000

Core Plus Bond Fund*
Kewjin Yuoh	$0
Robert A. Lee	$0
Andrew H. O’Brien	$1-$10,000
Steven F. Rocco	$0

Corporate Bond Fund*
Andrew H. O’Brien	$1-$10,000
Kewjin Yuoh	$0
Yoana N. Koleva	$0
Eric Kang	$0
Part I 7-3

Floating Rate Fund*
Jeffery D. Lapin	$50,001-$100,000
Kearney M. Posner	$100,001-$500,000
Robert A. Lee	Over $1,000,000
Steven F. Rocco	$0

High Yield Fund*
Steven F. Rocco	$100,001-$500,000
Robert A. Lee	$100,001-$500,000
Christopher J. Gizzo	$100,001-$500,000

Income Fund*
Andrew H. O’Brien	$1-$10,000
Robert A. Lee	$100,001-$500,000
Kewjin Yuoh	$1-$10,000
Steven F. Rocco	$0
Yoana N. Koleva	$0
Eric Kang	$0

Inflation Focused Fund*
Kewjin Yuoh	$100,001-$500,000
Robert A. Lee	$100,001-$500,000
Andrew H. O’Brien	$100,001-$500,000
Steven F. Rocco	$0
Hyun Lee	$10,001-$50,000

Short Duration Core Bond Fund*
Kewjin Yuoh	$0
Andrew H. O’Brien	$1-$10,000

Short Duration Income Fund*
Andrew H. O’Brien	$100,001-$500,000
Robert A. Lee	Over $1,000,000
Kewjin Yuoh	$100,001-$500,000
Steven F. Rocco	$100,001-$500,000

Total Return Fund*
Kewjin Yuoh	$1-$10,000
Robert A. Lee	$100,001-$500,000
Andrew H. O’Brien	$1-$10,000
Steven F. Rocco	$0

Ultra Short Bond Fund*
Yoana N. Koleva	$100,001-$500,000
Andrew H. O’Brien	$1-$10,000
Kewjin Yuoh	$0
Adam C. Castle	$0
* Data as of December 31, 2019.
Part I 7-4

8.
CONTROL PERSONS and PRINCIPAL SHAREHOLDERS

Shareholders beneficially owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a shareholder vote. As of February 28, 2020, to the best of the Funds’ knowledge, the following persons or entities owned of record or were known by the Funds to beneficially own more than 25% of a Fund’s outstanding shares:

Multi-Asset Balanced Opportunity Fund

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	50.68%

Convertible Fund

LORD ABBETT MULTI-ASSET INCOME FUND LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900	25.12%

Core Fixed Income Fund

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	52.85%

Core Plus Bond Fund

LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900	42.18%

Corporate Bond Fund

LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900	85.78%

Income Fund

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	35.09%

Short Duration Core Bond Fund

LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900 PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	30.34% 31.36%
Part I 8-1

Total Return Fund

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	35.15%

Ultra Short Bond Fund

MORGAN STANLEY SMITH BARNEY ATTN MUTUAL FUND OPERATIONS HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY, NJ 07311	28.95%

As of February 28, 2020, to the best of the Funds’ knowledge, the following persons or entities owned of record or were known by the Funds to beneficially own 5% or more of the specified class of the Fund’s outstanding shares.

MULTI-ASSET BALANCED OPPORTUNITY FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	58.54%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.67%
CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	12.84%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.54%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	16.40%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.53%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.03%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	15.88%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	11.79%
Part I 8-2

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.00%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.02%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	22.94%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	19.55%
CLASS F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS I	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	34.60%
	THE DOW FOUNDATION U/A DEC 8 86 120 RIDGE RD TUXEDO PARK NY 10987-4251	47.45%
CLASS P	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	23.03%
	ASCENSUS TRUST COMPANY FBO ALTEKCO INC SAFE HARBOR 401(K) PLAN 134426 P.O. BOX 10758 FARGO ND 58106-0758	5.55%
	RELIANCE TRUST COMPANY FBO HOLDAHL INC 401K PO BOX 28004 ATLANTA GA 30358-0004	69.81%
CLASS R2	MID ATLANTIC TRUST COMPANY FBO DEWEY COMMUNITIES SERVICE CORP 401( 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	38.72%
	ASCENSUS TRUST COMPANY FBO VIOLETTE SILVESTER & SONS, INC. 401 P.O. BOX 10758 FARGO ND 58106-0758	13.64%
	PAI TRUST COMPANY, INC. RIGGINS CO., L.C. 401(K) PROFIT SHA 1300 ENTERPRISE DR DE PERE WI 54115-4934	34.28%
Part I 8-3

CLASS R3	VOYA INSTUTUTIONAL TRUST CO DTD 12/31/2000 PO BOX 990065 HARTFORD CT 06199-0065	14.49%
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	13.98%
CLASS R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	6.77%
	FIIOC FBO GERVAIS 401(K) PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	18.08%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	69.60%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35.08%
	MATRIX TRUST COMPANY CUST. FBO JBL SYSTEMS INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	7.29%
MULTI-ASSET INCOME FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	25.28%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	10.30%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.77%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.58%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.22%
Part I 8-4

CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.21%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.53%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	15.11%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.61%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	26.75%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.04%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.03%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17.01%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	20.54%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.92%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.95%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.49%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.74%
Part I 8-5

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	10.28%
CLASS F3	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	98.52%
CLASS I	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	72.45%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	6.97%
CLASS R2	MID ATLANTIC TRUST COMPANY FBO ASIAN AND PACIFIC ISLANDER 401(K) P 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	64.28%
	MID ATLANTIC TRUST COMPANY FBO TOXCO INC 401(K) PROFIT SHARING PLA 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	19.66%
	DONG II SEO & DAE HYUN SON TTEE FBO C/O FASCORE LLC SONEX EXPRESS INC RETIREMENT PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	16.02%
CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	18.92%
	VOYA INSTUTUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	50.90%
	MATRIX TRUST COMPANY CUST FBO MINI MART INC OF OGDEN 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	6.65%
CLASS R4	MATRIX TRUST COMPANY CUST FBO J MULVANEY PLUMBING & HEATING INC 717 17TH ST STE 1300 DENVER CO 80202-3304	16.86%
	CAPITAL BANK & TRUST COMPANY TTEE F US RENAL CARE INC PROFIT SHARING PL 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	23.83%
Part I 8-6

CLASS R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	30.44%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	69.56%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.46%
	MATRIX TRUST COMPANY CUST. FBO FLOORING SURFACES INC 717 17TH ST STE 1300 DENVER CO 80202-3304	8.17%
	MATRIX TRUST COMPANY CUST. FBO JBL SYSTEMS INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	6.35%
	MATRIX TRUST COMPANY CUST FBO ABELSON & COMPANY LLC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	20.89%
	MATRIX TRUST COMPANY CUST FBO KARL LUTZ MONUMENT COMPANY INC 401K 717 17TH ST STE 1300 DENVER CO 80202-3304	5.13%
	MATRIX TRUST COMPANY CUST FBO DR JEFFREY P LEWIS & ASSOC LLC 401K 717 17TH ST STE 1300 DENVER CO 80202-3304	10.75%
CONVERTIBLE FUND
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	14.87%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	8.08%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.17%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.37%
Part I 8-7

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.56%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	5.03%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.03%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	12.84%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	6.54%
CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.00%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.50%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	13.63%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12.05%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.83%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	8.00%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS	14.73%
Part I 8-8

	200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17.02%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.07%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	10.90%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.44%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.91%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	22.45%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	100.00%
CLASS I	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	24.91%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	59.82%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.31%
CLASS P	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	40.63%
	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	30.65%
	DONNA L BERETSKY-NEIDECKER 25 OLIVE PL LYNBROOK NY 11563-3338	28.36%
CLASS R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	39.02%
Part I 8-9

	MATRIX TRUST COMPANY CUST FBO YONKERS PUBLIC SCHOOLS CSD 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	32.01%
	MATRIX TRUST COMPANY CUST FBO MONROE-WOODBURY CENTRAL SCHOOL 717 17TH ST STE 1300 DENVER CO 80202-3304	28.92%
CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	91.80%
CLASS R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	15.54%
	MATRIX TRUST COMPANY CUST FBO C & H ELECTRIC INC 717 17TH ST STE 1300 DENVER CO 80202-3304	7.45%
	MATRIX TRUST COMPANY CUST FBO LAZ CREATIVE LLC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	10.11%
	MATRIX TRUST COMPANY CUST. FBO MISSION CHIROPRACTIC & 717 17TH ST STE 1300 DENVER CO 80202-3304	7.92%
	ASCENSUS TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	53.30%
CLASS R5	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.25%
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	90.60%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	28.29%
	FIFTH THIRD BANK FBO WFT- E-VALUATOR MODERATE RMS FD 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45202-3191	17.34%
	FIFTH THIRD BANK FBO WFT-E-VALUATOR CONSERV RMS FD 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45202-3191	12.50%
Part I 8-10

	FIFTH THIRD BANK FBO WFT-E-VALUATOR GROWTH RMS FD 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45202-3191	18.20%
CORE FIXED INCOME FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	76.59%
CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	30.23%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.61%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.58%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.39%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.59%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.82%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	33.43%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.70%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.77%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	27.21%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.24%
Part I 8-11

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	7.29%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	99.25%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	41.02%
	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	24.19%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	25.62%
CLASS P	MATRIX TRUST COMPANY CUST. FBO LION PLUMBING SUPPLY, INC. PROFIT S 717 17TH ST STE 1300 DENVER CO 80202-3304	100.00%
CLASS R2	MID ATLANTIC TRUST CO FBO KAYAL ORTHOPAEDIC PC 401(K) PROFI 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	16.33%
	CAPITAL BANK & TRUST CO TR F SAPP BROTHERS TRUCK STOPS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	48.25%
	EUGENE HUANG DDS TTEE FBO SOUTHGATE DENTAL CARE 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	20.17%
	MATRIX TRUST COMPANY CUST FBO SCHOOL DISTRICT OF NEWBERRY COUNTY 717 17TH ST STE 1300 DENVER CO 80202-3304	9.74%
CLASS R3	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	38.48%
	ASCENSUS TRUST CO FBO TINNY CORP RET PLAN PO BOX 10758 FARGO ND 58106-0758	6.66%
Part I 8-12

	MATRIX TRUST COMPANY CUST. FBO CELLAI LAW OFFICES PC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	6.49%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15.58%
	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023	68.47%
CLASS R5	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.15%
	LINCOLN RETIREMENT SERVICES COMPANY FBO GEORGIA SCHOOL BOARD ASSOC 403B PO BOX 7876 FORT WAYNE IN 46801-7876	12.50%
	LINCOLN RETIREMENT SERVICES COMPANY FBO CRISP REGIONAL HOSPITAL 403B PO BOX 7876 FORT WAYNE IN 46801-7876	23.23%
	CONVERGED TECH GROUP INC TTEE FBO CONVERGED TECHNOLOGY GROUP INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	22.80%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	28.19%
CLASS R6	STEAMFITTERS INDUSTRY SECURITY BENEFIT FUND 2708 40TH AVE LONG ISLAND CITY NY 11101-3725	89.11%
CORE PLUS BOND FUND
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	14.12%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	17.01%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.59%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.35%
Part I 8-13

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.34%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	5.18%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	21.73%
CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	5.51%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	29.98%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	13.40%
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.80%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	21.83%
	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	7.55%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	23.39%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	18.87%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	20.10%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	28.07%
	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	7.35%
Part I 8-14

CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	99.74%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	17.39%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	67.28%
	C/O GWP US ADVISORS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	14.19%
CLASS R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.89%
CLASS R3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	14.89%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	84.39%
CLASS R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	24.29%
	DANIEL E STEPANO CUST FBO KEVIN SEXTON 9700 PATUXENT WOODS DRIVE SUITE 200 COLUMBIA MD 21046-1678	75.68%
CLASS R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.29%
CLASS R6	VOYA INSTITUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	96.25%
CORPORATE BOND FUND
CLASS A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	45.49%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	30.17%
	CAROL A SHANNON 340 WENNER WAY FT WASHINGTON PA 19034-2920	7.42%
Part I 8-15

CLASS C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	28.25%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	8.78%
	MILLER OIL FOUNDATION JEFF MILLER CHAIRMAN 420 52ND ST VIRGINIA BCH VA 23451-2308	5.11%
	BARBARA DIANE LOWE KELLEY TOD 3705 LEANNA RD MURFREESBORO TN 37129-1234	6.73%
	ALAN H JAFFE IRA R/O 301 BROOKE AVE APT 402 NORFOLK VA 23510-1345	16.12%
	1978 STRIN FAMILY TRUST B 4728 PARK ENCINO LN UNIT 317 ENCINO CA 91436-3270	27.88%
CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	43.96%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	56.04%
CLASS F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	68.86%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	31.14%
CLASS R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS R3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	51.49%
	MATRIX TRUST COMPANY CUST FBO ELK GROVE TOWNSHIP CCSD#59 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	30.16%
	MATRIX TRUST COMPANY CUST FBO EVERGREEN PARK COMM HSD #231 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	16.05%
CLASS R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Part I 8-16

CLASS R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS R6	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	98.72%
FLOATING RATE FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	5.38%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	10.08%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.03%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.00%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.94%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.78%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	16.49%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	5.85%
CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.38%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.09%
Part I 8-17

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.27%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.16%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.55%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.62%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	8.71%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	11.75%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24.69%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.39%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.57%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.88%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.20%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.17%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	15.19%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	54.45%
Part I 8-18

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.68%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	31.45%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	12.67%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.89%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	26.46%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	20.79%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	5.89%
CLASS R2	ASCENSUS TRUST COMPANY FBO OUTLOOK OPTICAL & AFFILIATES INC. P.O. BOX 10758 FARGO ND 58106-0758	20.58%
	GREAT-WEST TRUST CO LLC TR F EMPLOYEE BENEFITS CLIENTS 401K FG 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	10.00%
	GARY FRIEDMAN TTEE FBO BROWNSBURG DENTAL GROUP PC 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.49%
	JEFFREY FRENCH TTEE FBO JEFFREY B FRENCH DVM 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.54%
Part I 8-19

	JOHN DANGELO & CATHY LITE TTEE FBO C/O FASCORE LLC JW DANGELO COMPANY INC 401K PSP 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.48%
	MICHAEL A REMMIK TTEE FBO C/O FASCORE LLC MICHAEL A REMMIK SAFE HARBOR 401K P 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.51%
CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	81.61%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.41%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	19.97%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	10.86%
	FIIOC FBO DALTON INDUSTRIES RETIREMENT PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	8.50%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.14%
	CAPITAL BANK & TRUST COMPANY TTEE 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.87%
	COMERICA BANK FBO LADA P.O. BOX 75000 MAIL CODE 3446 DETROIT MI 48275-0001	5.14%
CLASS R5	FIIOC FBO MANAGEMENT CONCEPTS, INC. 401(K) SAVINGS PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	7.01%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	49.05%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.18%
Part I 8-20

	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	8.36%
	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	13.05%
CLASS R6	STEAMFITTERS INDUSTRY WELFARE FUND 2708 40TH AVE LONG ISLAND CITY NY 11101-3725	8.70%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.94%
	WELLS FARGO BANK NA FBO PO BOX 1533 MINNEAPOLIS MN 55480-1533	54.50%
HIGH YIELD FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	14.09%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	14.78%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.47%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	7.31%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.77%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	5.26%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.09%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105-1905	11.57%
Part I 8-21

CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	8.17%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.13%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.58%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.80%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	23.35%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.17%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.38%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	6.91%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	12.36%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.21%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.27%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.74%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	20.83%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	19.66%
Part I 8-22

	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	6.32%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.67%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	80.37%
	CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	11.12%
	THE BLUE CROSS & BLUE SHIELD OF FLORIDA FOUNDATION INC 4800 DEERWOOD CAMPUS PKWY JACKSONVILLE FL 32246-8273	6.37%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	15.55%
	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	13.72%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	27.04%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.13%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	7.27%
CLASS P	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	77.89%
	ASCENSUS TRUST CO FBO VELANKANI COMMUNICATIONS PO BOX 10758 FARGO ND 58106-0758	22.02%
CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.68%
Part I 8-23

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	23.36%
	COMERICA BANK FBO DEARBNHTGECASH P.O. BOX 75000 MAIL CODE 3446 DETROIT MI 48275-0001	14.84%
CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	44.37%
	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II PO BOX 368 INDIANAPOLIS IN 46206-0368	9.98%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	10.67%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23.52%
	VOYA INSTITUTIONAL TRUST PO BOX 3507 LITTLE ROCK AR 72203-3507	7.17%
	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023	9.17%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	9.67%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	6.64%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.80%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.60%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	9.04%
Part I 8-24

CLASS R5	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.80%
	NATIONWIDE LIFE INSURANCE CO DCVA C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	36.48%
	NATIONWIDE LIFE INSURANCE CO NACO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	32.15%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.16%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	6.56%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	9.01%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.31%
	MAC & CO. 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	10.27%
INCOME FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	45.11%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.86%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.18%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.02%
Part I 8-25

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.03%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	5.30%
CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	14.76%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.94%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.00%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.89%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.63%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.77%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.55%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	5.39%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	8.25%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.62%
Part I 8-26

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.89%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.89%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.78%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.91%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	32.86%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	99.43%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	24.06%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	36.13%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	19.73%
CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.10%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	16.25%
	PAI TRUST COMPANY, INC. RIGGINS CO., L.C. 401(K) 1300 ENTERPRISE DR DE PERE WI 54115-4934	35.27%
Part I 8-27

CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	45.48%
	PIMS/PRUDENTIAL RETPLAN NOMINEE TRUSTEE CUSTODIAN 007 PRUDENTIAL SMARTSOLUTION IRA 280 TRUMBULL ST HARTFORD CT 06103-3509	19.31%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	63.12%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	15.84%
CLASS R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	70.37%
	FIIOC FBO BRANDENBURG INDUSTRIAL SERVICES CO PROFIT SHARING & 401(K) PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	20.36%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	48.45%
	VOYA INSTITUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	6.35%
	ASCENSUS TRUST CO FBO EDCO DEFFD COMP PLAN PO BOX 10758 FARGO ND 58106-0758	14.91%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	6.35%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.76%
INFLATION FOCUSED FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	11.06%
Part I 8-28

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	10.85%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.95%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.76%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	17.01%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	24.56%
CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.89%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17.14%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	12.71%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.73%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.70%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.50%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	13.43%
Part I 8-29

CLASS F	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	31.61%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	19.78%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.39%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.28%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.11%
	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	16.69%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	96.96%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	52.59%
	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	12.17%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	12.98%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	15.32%
CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	99.58%
CLASS R3	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	26.47%
Part I 8-30

	ASCENSUS TRUST CO FBO CBSI EMPLOYEE RET PLAN SAVINGS PO BOX 10758 FARGO ND 58106-0758	60.49%
	MATRIX TRUST COMPANY CUST FBO JAMES M HOLLOWAY DDS PA 717 17TH ST STE 1300 DENVER CO 80202-3304	5.44%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	69.00%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	19.48%
	MID ATLANTIC TRUST COMPANY FBO MARIN COMMUNITY CLINICS 403(B) SAVI 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	9.09%
CLASS R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	38.60%
	MID ATLANTIC TRUST COMPANY FBO GARY D. HEITZLER DDS 401(K) PROFIT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	30.43%
	MID ATLANTIC TRUST COMPANY FBO RONLO ENGINEERING 401(K) PSP & TRUS 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	26.63%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.73%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	88.05%
SHORT DURATION CORE BOND FUND
CLASS A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	42.14%
	JOAN A BINSTOCK TR THE JOAN A BINSTOCK REVOCABLE LIVING TRUST 1105 PARK AVE APT 9B NEW YORK NY 10128-1200	11.22%
	U S BANCORP INVESTMENTS INC 60 LIVINGSTON AVENUE MOUNTAIN HOME ID 83647	5.80%
Part I 8-31

	U S BANCORP INVESTMENTS INC 60 LIVINGSTON AVENUE RENO NV 895121403	5.30%
CLASS C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	52.27%
	JAMES X MCGINN & CAROL ANN MCGINN JTWROS 286 BALCHEN ST MASSAPEQUA PARK NY 11762-1111	5.67%
CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.68%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	82.90%
CLASS F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS I	SEI PRIVATE TRUST COMPANY C/O EVERCORE BANK ID 573 1 FREEDOM VALLEY DR OAKS PA 19456-9989	8.41%
	THOMASVILLE NATIONAL BANK DBA TNB FINANCIAL SERVICES PO BOX 1177 THOMASVILLE GA 31799-1177	80.66%
CLASS R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS R3	MATRIX TRUST COMPANY CUST FBO EASTON ARCHITECTS LLP 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	93.59%
	MATRIX TRUST COMPANY CUST FBO MILLER CITY-NEW CLEVELAND LSD 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	5.02%
CLASS R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
CLASS R6	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	41.17%
	MATRIX TRUST COMPANY CUST FBO HOME INNOVATION RESEARCH LABS INC 717 17TH ST STE 1300 DENVER CO 80202-3304	9.61%
Part I 8-32

	MATRIX TRUST COMPANY CUST FBO NEWPORT PARTNERS 717 17TH ST STE 1300 DENVER CO 80202-3304	7.96%
	ASCENSUS TRUST COMPANY FBO PLANTERS COTTON OIL MILL INC 3906 ASCENSUS TRUST COMPANY PO BOX 10577 FARGO ND 58106-0577	40.43%
SHORT DURATION INCOME FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	10.84%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.77%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.72%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.19%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.56%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.04%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	13.53%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	7.21%
CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	8.13%
Part I 8-33

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.10%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.53%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.06%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.23%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	24.74%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.35%
	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	6.21%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	12.29%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17.70%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.84%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.07%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.22%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.26%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.40%
Part I 8-34

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	20.42%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	47.35%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.32%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	39.55%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	22.20%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.06%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	21.87%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	22.84%
CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	42.65%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	27.80%
	MATRIX TRUST COMPANY CUST FBO PRECISION INSTRUMENTS 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	6.16%
CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	45.47%
Part I 8-35

	VOYA INSTUTUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	25.22%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	7.58%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24.66%
	JOHN HANCOCK LIFE INSURANCE CO USA 200 BERKELEY ST BOSTON MA 02116-5023	25.81%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	8.40%
CLASS R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.62%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.11%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	22.46%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	16.49%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.96%
	DESERET MUTUAL EMPLOYEE PENSION PLAN TRUST PO BOX 45530 SALT LAKE CITY UT 84145-0530	13.59%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	8.09%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.46%
Part I 8-36

TOTAL RETURN FUND
CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	63.77%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.88%
CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	27.10%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.40%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.38%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.75%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.67%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	35.24%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.31%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.93%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.55%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.07%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	10.90%
Part I 8-37

CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	99.56%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	41.98%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.38%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.68%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.25%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	10.90%
CLASS P	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	59.73%
	TALCOTT RESOLUTION LIFE INSURANCE PO BOX 5051 HARTFORD CT 06102-5051	39.04%
CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	44.67%
	GREATER ST LOUIS PENSION TRUST 401K PLAN 5585 PERSHING AVE STE 110 SAINT LOUIS MO 63112-1762	5.31%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	25.56%
	B FOREMNY & P NIEPOKOJ TTEE FBO F & N SOLUTIONS INC 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.80%
Part I 8-38

CLASS R3	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	24.35%
	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II PO BOX 368 INDIANAPOLIS IN 46206-0368	15.18%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.57%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	12.91%
CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	56.65%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.12%
	NATIONWIDE LIFE INSURANCE CO DCVA C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.64%
CLASS R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.14%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	40.29%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	22.81%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	17.15%
CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.57%
Part I 8-39

	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	16.99%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	6.93%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.30%
	PRINCIPAL LIFE INS CO CUST FBO PFG OMNIBUS WRAPPED & CUSTOM FUNDS 711 HIGH ST DES MOINES IA 50392-0001	5.27%
ULTRA SHORT BOND FUND
CLASS A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.17%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.96%
	LPL FINANCIAL FBO: CUSTOMER ACCOUNTS PO BOX 509046 SAN DIEGO CA 92150-9046	5.65%
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.89%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.66%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	10.54%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	12.52%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	20.56%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.06%
Part I 8-40

CLASS A1	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	99.84%
CLASS F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.88%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.36%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.79%
	LPL FINANCIAL FBO: CUSTOMER ACCOUNTS PO BOX 509046 SAN DIEGO CA 92150-9046	10.43%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.04%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	12.76%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	6.09%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	27.32%
CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	32.04%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	19.17%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	34.98%
	THE JACKSON LABORATORY 600 MAIN ST BAR HARBOR ME 04609-1500	12.07%
Part I 8-41

CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	24.00%
	LORD ABBETT INTERNATIONAL VALUE FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	11.73%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.44%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	16.08%
CLASS R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	18.22%
	D A DAVIDSON & CO 8 3RD ST N GREAT FALLS MT 59401-3155	9.57%
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	19.96%
	MID ATLANTIC TRUST COMPANY FBO LAKELAND SPORTS CENTER, INC. 401(K) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	52.25%
CLASS R6	HOCO FBO NON FID ERISA 922 WALNUT ST KANSAS CITY MO 64106-1802	6.82%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.88%
	DESERET HEALTHCARE EMPLOYEE BENEFITS TRUST PO BOX 45530 SALT LAKE CITY UT 84145-0530	72.50%

As of February 28, 2020, each Fund’s officers and Board Members, as a group, owned less than 1% of each class of the Fund’s outstanding shares.

Lord Abbett’s seed capital may represent ownership of up to 100% of certain share classes during their initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease.

Part I 8-42

9.
FINANCIAL STATEMENTS

The financial statements are incorporated into this SAI by reference to the Funds’ most recent annual reports to shareholders, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, based on their authority as experts in accounting and auditing.

Part I 9-1